Expense Example {- Fidelity Advisor® Utilities Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Utilities Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Utilities Fund-Class A
Expense Example:
1 year	$ 677
3 years	893
5 years	1,126
10 years	1,795
Fidelity Advisor Utilities Fund-Class M
Expense Example:
1 year	481
3 years	757
5 years	1,053
10 years	1,895
Fidelity Advisor Utilities Fund-Class C
Expense Example:
1 year	284
3 years	569
5 years	980
10 years	2,127
Fidelity Advisor Utilities Fund - Class I
Expense Example:
1 year	81
3 years	252
5 years	439
10 years	978
Class Z
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	$ 810